BORROWINGS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
BORROWINGS
Bank and other loans	₽ 250,780	₽ 182,937
Notes	117,355	108,776
Total borrowings	368,135	291,713
Less: current portion	(3,063)	(63,673)
Total borrowings, non-current	₽ 365,072	₽ 228,040